LEASES - Supplemental in formation of leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
LEASES
Carrying amount Right-of-use Asset		$ 57,729	$ 1,145,222
Operating lease cost	$ 84,236	65,750	305,619
Short-term lease cost	$ 279	$ 267	$ 2,425
Weighted-average remaining lease term - operating leases	4 years 4 months 24 days	5 years
Weighted-average discount rate - operating leases	5.80%	5.20%
Other information
Cash payments for operating leases	$ 65,610	$ 50,347
Right-of-use assets obtained in exchange for operating lease liabilities	$ 137,769	$ 57,607